Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000114217 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114217 | Minejesa Capital
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114217 | Veon Midco
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114217 | Standard Chartered
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114217 | Bangkok Bank
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114217 | YPF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114217 | Krakatau Posco
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114217 | Kaspi.KZ
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114217 | FS Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114217 | Orbia Advance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114217 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000114217 | India
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000114217 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000114217 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000114217 | China
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000114217 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000114217 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114217 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114217 | Uzbekistan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114216 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114216 | Minejesa Capital
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114216 | Veon Midco
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114216 | Standard Chartered
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114216 | Bangkok Bank
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114216 | YPF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114216 | Krakatau Posco
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114216 | Kaspi.KZ
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114216 | FS Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114216 | Orbia Advance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114216 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000114216 | India
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000114216 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000114216 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000114216 | China
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000114216 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000114216 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114216 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114216 | Uzbekistan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166323 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166323 | Minejesa Capital
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166323 | Veon Midco
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166323 | Standard Chartered
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166323 | Bangkok Bank
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166323 | YPF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166323 | Krakatau Posco
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166323 | Kaspi.KZ
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166323 | FS Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166323 | Orbia Advance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166323 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000166323 | India
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000166323 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000166323 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166323 | China
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000166323 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000166323 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166323 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166323 | Uzbekistan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000260377 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000260377 | Minejesa Capital
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260377 | Veon Midco
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000260377 | Standard Chartered
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000260377 | Bangkok Bank
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260377 | YPF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260377 | Krakatau Posco
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260377 | Kaspi.KZ
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260377 | FS Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260377 | Orbia Advance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260377 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000260377 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000260377 | India
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000260377 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000260377 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000260377 | China
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000260377 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000260377 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000260377 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000260377 | Uzbekistan
Holdings [Line Items]
Percent of Net Asset Value	3.80%